Share Capital (Details) - Schedule of Outstanding RSUs	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Outstanding Rsus Abstract
Beginning Balance	397,565
Granted	1,058,306	780,400
Cancelled	(475,959)
Exercised	(582,347)	(382,835)
Ending Balance	397,565	397,565